Earnings per Share - Summary Of Detailed Information Of Diluted Earnings Per Share (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diluted earnings per share [abstract]
Profit for the year on common shares	₩ 1,489,586
Adjusted weighted average number of common shares outstanding	72,808,379
Diluted earnings per share (in won)	₩ 20,459	₩ 12,127	₩ 44,066